111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

December 23, 2014

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                 MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253), on behalf of MFS® Commodity Strategy Fund (the “Fund”); Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 61 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 59 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of making revisions to the principle investment strategies, principle risk, and principle investment types sections, which will be effective December 23, 2014 as a result of the simultaneous filing of a supplement to the effective prospectus.

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn

Enclosures